CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common shares - unlimited shares authorized	Unlimited	Unlimited
Common shares - Shares issued (in shares)	84,820,100	84,756,210
Common shares - Shares outstanding (in shares)	84,820,100	84,756,210